Quarterly Holdings Report
for
Fidelity Advisor® Growth & Income Fund
February 29, 2024
AGAI-NPRT1-0424
1.797925.120
Common Stocks - 96.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	100,200	3,623
Verizon Communications, Inc.	75,109	3,006
		6,629
Entertainment - 1.2%
The Walt Disney Co.	49,700	5,546
Universal Music Group NV	230,200	6,950
Warner Music Group Corp. Class A	56,000	1,956
		14,452
Media - 2.1%
Comcast Corp. Class A (b)	443,658	19,011
Interpublic Group of Companies, Inc.	185,100	5,812
		24,823
TOTAL COMMUNICATION SERVICES		45,904
CONSUMER DISCRETIONARY - 2.4%
Automobile Components - 0.1%
BorgWarner, Inc.	25,800	803
Hotels, Restaurants & Leisure - 1.0%
Amadeus IT Holding SA Class A	21,800	1,281
Booking Holdings, Inc.	455	1,578
Churchill Downs, Inc.	9,200	1,121
Domino's Pizza, Inc.	6,100	2,735
Marriott International, Inc. Class A	12,600	3,148
Starbucks Corp.	28,800	2,733
		12,596
Household Durables - 0.1%
Sony Group Corp. sponsored ADR (c)	14,100	1,210
Whirlpool Corp. (c)	5,200	558
		1,768
Specialty Retail - 0.8%
Lowe's Companies, Inc.	39,457	9,496
Textiles, Apparel & Luxury Goods - 0.4%
Compagnie Financiere Richemont SA Series A	6,609	1,052
NIKE, Inc. Class B	16,400	1,704
Puma AG	32,044	1,474
Tapestry, Inc.	300	14
Wolverine World Wide, Inc.	20,800	212
		4,456
TOTAL CONSUMER DISCRETIONARY		29,119
CONSUMER STAPLES - 6.3%
Beverages - 2.2%
Davide Campari Milano NV	33,700	341
Diageo PLC sponsored ADR	31,300	4,720
Keurig Dr. Pepper, Inc.	248,700	7,439
Pernod Ricard SA	14,200	2,372
Remy Cointreau SA	4,544	482
The Coca-Cola Co.	180,884	10,857
		26,211
Consumer Staples Distribution & Retail - 1.6%
Sysco Corp.	76,600	6,202
Target Corp.	35,900	5,490
Walmart, Inc.	118,800	6,963
		18,655
Household Products - 0.2%
Colgate-Palmolive Co.	6,800	588
Kimberly-Clark Corp.	1,700	206
Procter & Gamble Co.	8,600	1,367
		2,161
Personal Care Products - 1.6%
Estee Lauder Companies, Inc. Class A	25,500	3,789
Haleon PLC ADR	809,409	6,929
Kenvue, Inc.	415,007	7,885
		18,603
Tobacco - 0.7%
Altria Group, Inc.	178,220	7,291
Philip Morris International, Inc.	19,500	1,754
		9,045
TOTAL CONSUMER STAPLES		74,675
ENERGY - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Enterprise Products Partners LP	23,300	640
Exxon Mobil Corp.	753,375	78,743
Hess Corp.	19,295	2,812
Imperial Oil Ltd. (c)	238,900	14,949
Kosmos Energy Ltd. (d)	394,300	2,421
Pioneer Natural Resources Co.	11,000	2,587
Shell PLC ADR	178,100	11,190
		113,342
FINANCIALS - 18.8%
Banks - 12.3%
Bank of America Corp.	896,742	30,956
HDFC Bank Ltd. sponsored ADR	21,700	1,161
JPMorgan Chase & Co.	63,543	11,823
M&T Bank Corp.	41,900	5,855
PNC Financial Services Group, Inc.	93,816	13,810
U.S. Bancorp	276,230	11,591
Wells Fargo & Co. (b)	1,278,850	71,091
		146,287
Capital Markets - 2.4%
3i Group PLC	57,700	1,803
Brookfield Corp. Class A	79,501	3,281
Charles Schwab Corp.	6,600	441
CME Group, Inc.	1,600	353
Intercontinental Exchange, Inc.	1,100	152
KKR & Co. LP	64,113	6,300
Moody's Corp.	1,800	683
Morgan Stanley	25,730	2,214
Northern Trust Corp.	116,437	9,563
Raymond James Financial, Inc.	30,650	3,688
		28,478
Financial Services - 3.1%
Edenred SA	61,300	3,034
Fidelity National Information Services, Inc.	53,200	3,681
Global Payments, Inc.	22,400	2,905
MasterCard, Inc. Class A	7,600	3,608
Visa, Inc. Class A	84,140	23,781
		37,009
Insurance - 1.0%
American Financial Group, Inc.	4,500	575
Arthur J. Gallagher & Co.	8,800	2,147
Brookfield Reinsurance Ltd. (c)	172	7
Chubb Ltd.	12,100	3,045
Marsh & McLennan Companies, Inc.	17,766	3,594
Prudential PLC	75,300	742
The Travelers Companies, Inc.	8,000	1,768
		11,878
TOTAL FINANCIALS		223,652
HEALTH CARE - 11.9%
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	22,200	2,634
Becton, Dickinson & Co.	14,593	3,437
Boston Scientific Corp. (d)	180,120	11,926
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (c)	105,029	2,106
Sonova Holding AG	2,523	777
		20,880
Health Care Providers & Services - 5.5%
Cardinal Health, Inc.	50,900	5,700
Cigna Group	49,200	16,538
CVS Health Corp.	55,251	4,109
Humana, Inc.	10,800	3,783
McKesson Corp. (b)	24,233	12,635
UnitedHealth Group, Inc.	45,000	22,212
		64,977
Life Sciences Tools & Services - 0.7%
Danaher Corp.	31,700	8,025
Thermo Fisher Scientific, Inc.	1,500	855
		8,880
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	217,400	11,033
Eli Lilly & Co.	15,900	11,984
GSK PLC sponsored ADR	195,147	8,177
Johnson & Johnson	50,975	8,226
Sanofi SA sponsored ADR	22,200	1,062
UCB SA	52,600	6,055
Zoetis, Inc. Class A	1,500	297
		46,834
TOTAL HEALTH CARE		141,571
INDUSTRIALS - 16.2%
Aerospace & Defense - 3.5%
Airbus Group NV	40,900	6,767
General Dynamics Corp.	15,200	4,153
Howmet Aerospace, Inc.	11,050	735
Huntington Ingalls Industries, Inc.	13,800	4,024
Safran SA	14,300	2,999
Textron, Inc.	19,700	1,755
The Boeing Co. (b)(d)	104,010	21,189
		41,622
Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	700	84
FedEx Corp.	12,600	3,137
United Parcel Service, Inc. Class B	95,179	14,111
		17,332
Building Products - 0.2%
A.O. Smith Corp.	1,400	116
Johnson Controls International PLC	35,900	2,128
		2,244
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	179,700	6,479
Veralto Corp.	9,733	841
		7,320
Electrical Equipment - 1.1%
Acuity Brands, Inc.	14,100	3,542
AMETEK, Inc.	3,400	613
Hubbell, Inc. Class B (b)	13,612	5,182
Regal Rexnord Corp.	17,500	3,001
Rockwell Automation, Inc.	2,100	599
		12,937
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	82,100	4,626
Industrial Conglomerates - 5.3%
3M Co.	11,400	1,050
General Electric Co. (b)	398,136	62,464
		63,514
Machinery - 1.8%
Allison Transmission Holdings, Inc.	41,400	3,119
Caterpillar, Inc.	3,000	1,002
Cummins, Inc.	7,100	1,907
Donaldson Co., Inc.	79,200	5,672
Fortive Corp.	32,000	2,724
Nordson Corp.	17,700	4,702
Otis Worldwide Corp.	9,565	912
Stanley Black & Decker, Inc.	9,910	885
Westinghouse Air Brake Tech Co.	6,931	979
		21,902
Passenger Airlines - 0.0%
Copa Holdings SA Class A	3,400	331
Professional Services - 0.7%
Equifax, Inc.	9,500	2,599
Genpact Ltd.	7,917	269
Paycom Software, Inc.	1,400	255
RELX PLC (London Stock Exchange)	94,538	4,141
TransUnion	8,500	660
		7,924
Trading Companies & Distributors - 1.0%
Brenntag SE	8,300	757
Watsco, Inc. (c)	23,664	9,326
WESCO International, Inc.	10,400	1,555
		11,638
Transportation Infrastructure - 0.1%
Aena SME SA (a)	9,700	1,836
TOTAL INDUSTRIALS		193,226
INFORMATION TECHNOLOGY - 22.0%
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	12,900	3,176
IT Services - 0.6%
Amdocs Ltd.	35,100	3,201
IBM Corp.	19,400	3,590
		6,791
Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices, Inc.	20,600	3,951
Applied Materials, Inc.	21,695	4,374
BE Semiconductor Industries NV	16,409	2,964
Broadcom, Inc.	4,200	5,462
Lam Research Corp.	4,400	4,128
Marvell Technology, Inc.	150,500	10,785
Microchip Technology, Inc.	6,200	522
NVIDIA Corp.	40,205	31,807
NXP Semiconductors NV	24,100	6,018
Qualcomm, Inc.	3,900	615
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	39,400	5,070
Teradyne, Inc.	17,400	1,802
		77,498
Software - 11.8%
Intuit, Inc.	15,400	10,209
Microsoft Corp. (b)	259,983	107,538
Oracle Corp.	77,900	8,700
Sage Group PLC	168,500	2,647
SAP SE sponsored ADR	63,300	11,892
		140,986
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	178,192	32,208
Samsung Electronics Co. Ltd. (d)	17,790	978
		33,186
TOTAL INFORMATION TECHNOLOGY		261,637
MATERIALS - 1.6%
Chemicals - 0.6%
Air Products & Chemicals, Inc. (b)	9,700	2,270
DuPont de Nemours, Inc.	38,300	2,650
International Flavors & Fragrances, Inc.	4,800	362
PPG Industries, Inc.	6,000	850
Sherwin-Williams Co.	1,600	531
		6,663
Metals & Mining - 1.0%
First Quantum Minerals Ltd.	513,000	4,857
Freeport-McMoRan, Inc.	201,000	7,600
		12,457
TOTAL MATERIALS		19,120
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	33,300	6,622
Crown Castle, Inc.	62,400	6,860
Equinix, Inc.	110	98
H&R (REIT) (c)	30,200	198
Public Storage	200	57
Simon Property Group, Inc.	29,700	4,400
		18,235
UTILITIES - 2.1%
Electric Utilities - 2.0%
Constellation Energy Corp.	5,600	943
Duke Energy Corp.	22,800	2,094
Entergy Corp.	16,900	1,717
Eversource Energy	38,900	2,283
Exelon Corp.	18,400	659
FirstEnergy Corp.	14,700	538
NextEra Energy, Inc.	4,100	226
PG&E Corp.	100,600	1,679
Southern Co.	200,700	13,497
		23,636
Multi-Utilities - 0.1%
Sempra	16,400	1,158
TOTAL UTILITIES		24,794
TOTAL COMMON STOCKS (Cost $758,938)		1,145,275

Convertible Bonds - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $1,096)	1,477	1,108

U.S. Treasury Obligations - 0.4%
	Principal Amount (e) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.3% 4/11/24 to 5/9/24 (Cost $5,331)	5,376	5,331

Money Market Funds - 5.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (f)	42,224,906	42,233
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	27,463,717	27,466
TOTAL MONEY MARKET FUNDS (Cost $69,699)		69,699

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $835,064)	1,221,413
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(29,842)
NET ASSETS - 100.0%	1,191,571

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Comcast Corp. Class A	Chicago Board Options Exchange	216	926	47.50	04/19/24	(4)
General Electric Co.	Chicago Board Options Exchange	200	3,138	130.00	04/19/24	(562)
General Electric Co.	Chicago Board Options Exchange	392	6,150	165.00	01/17/25	(563)
General Electric Co.	Chicago Board Options Exchange	113	1,773	170.00	01/17/25	(141)
Hubbell, Inc.	Chicago Board Options Exchange	121	4,606	340.00	06/21/24	(626)
McKesson Corp.	Chicago Board Options Exchange	18	939	560.00	05/17/24	(15)
Microsoft Corp.	Chicago Board Options Exchange	43	1,779	420.00	03/15/24	(16)
Wells Fargo & Co.	Chicago Board Options Exchange	635	3,530	47.50	04/19/24	(530)
Wells Fargo & Co.	Chicago Board Options Exchange	635	3,530	50.00	04/19/24	(362)
Wells Fargo & Co.	Chicago Board Options Exchange	638	3,547	62.50	08/16/24	(89)

						(2,908)
Put Options
Air Products & Chemicals, Inc.	Chicago Board Options Exchange	150	3,511	200.00	06/21/24	(33)
The Boeing Co.	Chicago Board Options Exchange	100	2,037	215.00	05/17/24	(170)

						(203)
TOTAL WRITTEN OPTIONS						(3,111)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,459,000 or 0.5% of net assets.

(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $35,466,000.
(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	53,015	35,800	46,582	703	-	-	42,233	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	10,761	29,774	13,069	3	-	-	27,466	0.1%
Total	63,776	65,574	59,651	706	-	-	69,699

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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